Related-Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
We are party to the following fee-based commercial agreements with various affiliates of ETP:

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Philadelphia Energy Solutions Products Purchase Agreements – two related products purchase agreements, one with Philadelphia Energy Solutions Refining & Marketing (“PES”) and one with PES's product financier Merrill Lynch Commodities; both purchase agreements contain 12-month terms that automatically renew for consecutive 12-month terms until either party cancels with notice. ETP Retail owns a noncontrolling interest in the parent of PES.

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ETP Transportation and Terminalling Contracts – various agreements with subsidiaries of ETP for pipeline, terminalling and storage services. We also have agreements with subsidiaries of ETP for the purchase and sale of fuel.

We are party to the Susser Distribution Contract, a 10-year agreement under which we are the exclusive distributor of motor fuel at cost (including tax and transportation costs), plus a fixed profit margin of three cents per gallon to Susser’s existing Stripes convenience stores and independently operated consignment locations. This profit margin is eliminated through consolidation from the date of common control, September 1, 2014, and thereafter, in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income.
We are party to the Sunoco Distribution Contract, a 10-year agreement under which we are the exclusive distributor of motor fuel to Sunoco Retail’s convenience stores. Pursuant to the agreement, pricing is cost plus a fixed margin of four cents per gallon. This profit margin is eliminated through consolidation from the date of common control, September 1, 2014, and thereafter, in the accompanying Consolidated Statements of Operations and Comprehensive (Loss) Income.
In connection with the closing of our IPO on September 25, 2012, we also entered into an Omnibus Agreement with Susser (the “Omnibus Agreement”). Pursuant to the Omnibus Agreement, among other things, the Partnership received a three-year option to purchase from Susser up to 75 of Susser's new or recently constructed Stripes convenience stores at Susser's cost and lease the stores back to Susser at a specified rate for a 15-year initial term. The Partnership is the exclusive distributor of motor fuel to such stores for a period of 10 years from the date of purchase. During 2015, we completed all 75 sale-leaseback transactions under the Omnibus Agreement.
Summary of Transactions
Related party transactions with affiliates for the years ended December 31, 2016 and 2015, Successor period September 1, 2014 through December 31, 2014, and Predecessor period January 1, 2014 through September 1, 2014 were as follows (in millions):

	Successor			Predecessor
	Twelve Months Ended December 31, 2016	Twelve Months Ended December 31, 2015	September 1, 2014 through December 31, 2014	January 1, 2014 through August 31, 2014
Motor fuel sales to affiliates	$62	$20	$—	$2,200
Bulk fuel purchases from affiliates	$1,867	$2,449	$52	$—
Allocated cost of employees	$—	$—	$—	$9
Transportation charges from Susser for delivery of motor fuel	$—	$—	$—	$38
Purchase of stores from Susser	$—	$—	$—	$81

Included in the bulk fuel purchases above are purchases from PES, which constitutes 14.4% of our total cost of sales for the year ended December 31, 2016.
Additional significant affiliate activity related to the Consolidated Balance Sheets and Statements of Operations and Comprehensive Income are as follows:

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Net advances from affiliates were $87 million at December 31, 2016. Net advances to affiliates were $366 million at December 31, 2015. Advances to and from affiliates are primarily related to the treasury services agreements between Sunoco LLC and Sunoco, Inc. (R&M) and Sunoco Retail and Sunoco, Inc. (R&M), which are in place for purposes of cash management.

•	Net accounts receivable from affiliates were $3 million and $8 million at December 31, 2016 and 2015, respectively, which are primarily related to motor fuel purchases from us.

•	Net accounts payable to affiliates was $109 million and $15 million as of December 31, 2016 and 2015, respectively, attributable to operational expenses.